Matthews Korea Active ETF	March 31, 2024
Schedule of Investments (unaudited)
COMMON EQUITIES: 80.2%
	Shares	Value
Information Technology: 24.8%
Semiconductors & Semiconductor Equipment: 12.7%
SK Hynix, Inc.	38,406	$5,083,713
LEENO Industrial, Inc.	5,888	1,128,397
KoMiCo., Ltd.	16,597	912,296
Eugene Technology Co., Ltd.	20,193	638,976
HPSP Co., Ltd.	14,322	569,156
		8,332,538
Electronic Equipment, Instruments & Components: 7.1%
Samsung SDI Co., Ltd.	7,610	2,699,183
Park Systems Corp.	11,361	1,281,040
Samsung Electro-Mechanics Co., Ltd.	6,275	698,698
		4,678,921
Technology Hardware, Storage & Peripherals: 5.0%
Samsung Electronics Co., Ltd.	55,089	3,306,363
Total Information Technology		16,317,822

Consumer Discretionary: 11.6%
Automobiles: 6.1%
Hyundai Motor Co.	11,363	2,000,395
Kia Corp.	23,886	1,987,173
		3,987,568
Automobile Components: 3.2%
Hyundai Mobis Co., Ltd.	10,876	2,112,590
Broadline Retail: 1.4%
Coupang, Inc.[a]	50,761	903,038
Hotels, Restaurants & Leisure: 0.9%
Kangwon Land, Inc.	49,908	608,720
Total Consumer Discretionary		7,611,916

Financials: 9.5%
Banks: 3.8%
KB Financial Group, Inc.	48,660	2,540,983
Insurance: 3.2%
Samsung Fire & Marine Insurance Co., Ltd.	9,226	2,117,611
Capital Markets: 2.5%
Macquarie Korea Infrastructure Fund	170,215	1,620,914
Total Financials		6,279,508

Communication Services: 7.7%
Interactive Media & Services: 4.2%
NAVER Corp.	14,046	1,952,094
Kakao Corp.	20,669	835,204
		2,787,298
Wireless Telecommunication Services: 2.1%
SK Telecom Co., Ltd.	35,389	1,401,102
Diversified Telecommunication Services: 1.4%
KINX, Inc.	12,710	898,787
Total Communication Services		5,087,187

	Shares	Value

Health Care: 6.9%
Life Sciences Tools & Services: 3.0%
Samsung Biologics Co., Ltd.[a,b,c]	3,183	$1,969,500
Health Care Equipment & Supplies: 2.0%
InBody Co., Ltd.	58,870	1,290,002
Pharmaceuticals: 1.9%
Yuhan Corp.	22,244	1,278,875
Total Health Care		4,538,377

Consumer Staples: 6.8%
Consumer Staples Distribution & Retail: 3.5%
BGF Retail Co., Ltd.	26,210	2,277,861
Tobacco: 3.3%
KT&G Corp.	31,283	2,177,320
Total Consumer Staples		4,455,181

Industrials: 4.0%
Construction & Engineering: 1.6%
Samsung Engineering Co., Ltd.[a]	53,996	1,010,733
Machinery: 1.5%
Hyundai Mipo Dockyard Co., Ltd.[a]	21,389	997,756
Marine Transportation: 0.9%
Pan Ocean Co., Ltd.	191,515	606,020
Total Industrials		2,614,509

Energy: 3.6%
Oil, Gas & Consumable Fuels: 3.6%
S-Oil Corp.	40,697	2,354,909
Total Energy		2,354,909

Materials: 3.6%
Chemicals: 2.4%
LG Chem, Ltd.	3,017	986,058
PI Advanced Materials Co., Ltd.[a]	33,955	553,621
		1,539,679
Metals & Mining: 1.2%
Korea Zinc Co., Ltd.	2,358	796,071
Total Materials		2,335,750

Real Estate: 1.7%
Industrial REITs: 1.7%
ESR Kendall Square REIT Co., Ltd.	348,037	1,138,795
Total Real Estate		1,138,795

TOTAL COMMON EQUITIES		52,733,954
(Cost $47,253,207)
matthewsasia.com   |  800.789.ASIA    1

Matthews Korea Active ETF	March 31, 2024
Schedule of Investments (unaudited) (continued)
PREFERRED EQUITIES: 12.5%
	Shares	Value
Information Technology: 12.5%
Technology Hardware, Storage & Peripherals: 12.5%
Samsung Electronics Co., Ltd., Pfd.	164,580	$8,215,247
Total Information Technology		8,215,247

TOTAL PREFERRED EQUITIES		8,215,247
(Cost $5,050,961)
SHORT-TERM INVESTMENTS: 6.2%
Money Market Funds: 6.2%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[d]	4,073,912	4,073,912
(Cost $4,073,912)

Total Investments: 98.9%		65,023,113
(Cost $56,378,080)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		755,256
Net Assets: 100.0%		$65,778,369

a	Non-income producing security.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $1,969,500, which is 2.99% of net assets.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of March 31, 2024.
Pfd.	Preferred
REIT	Real Estate Investment Trust

2    MATTHEWS ASIA FUNDS